Related Party Transactions - Schedule of Related Party Transactions with Major Related Parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Interest income
Interest income from related party	¥ 0	$ 0	¥ 1,247	¥ 4,856
Revenue from related parties including interest income	657,675	103,204	463,733	601,609
Cost of revenues
Cost of revenue to related party	1,239,044	194,433	1,111,729	1,565,850
Selling, general and administrative
Selling, general and administrative expenses to related party	24,343	3,820	5,045	5,581
Research and development
Research and development expenses to related party	0		7,412	19,486
Operating costs and expenses to related parties	1,263,387	198,253	1,124,186	1,590,917
Baidu
Research and development
Research and development expenses to related party	0	0	7,412	19,486
Others
Cost of revenues
Cost of revenue to related party	306,392	48,080	90,577	86,766
Selling, general and administrative
Selling, general and administrative expenses to related party	10,989	1,724	2,579	3,756
Membership services
Related Party Transaction [Line Items]
Revenue from related parties	3,766	591	25,571	27,247
Membership services | Baidu
Related Party Transaction [Line Items]
Revenue from related parties	0	0	19,799	20,886
Membership services | Others
Related Party Transaction [Line Items]
Revenue from related parties	3,766	591	5,772	6,361
Online Advertising Revenues
Related Party Transaction [Line Items]
Revenue from related parties	296,920	46,594	206,624	77,126
Online Advertising Revenues | Baidu
Related Party Transaction [Line Items]
Revenue from related parties	122,919	19,289	113,934	67,452
Online Advertising Revenues | Others
Related Party Transaction [Line Items]
Revenue from related parties	174,001	27,305	92,690	9,674
Content distribution
Related Party Transaction [Line Items]
Revenue from related parties	297,304	46,653	176,227	443,503
Other Revenues
Related Party Transaction [Line Items]
Revenue from related parties	59,685	9,366	54,064	48,877
Other Revenues | Baidu
Related Party Transaction [Line Items]
Revenue from related parties	14,496	2,275	15,430	12,343
Other Revenues | Others
Related Party Transaction [Line Items]
Revenue from related parties	45,189	7,091	38,634	36,534
License Fees | Baidu
Cost of revenues
Cost of revenue to related party	13,894	2,180	13,691	23,064
Bandwidth Fee | Baidu
Cost of revenues
Cost of revenue to related party	918,758	144,173	1,007,461	976,523
Traffic Acquisition and Other Services | Baidu
Cost of revenues
Cost of revenue to related party	0	0	0	479,497
Advertising Services Expense | Baidu
Selling, general and administrative
Selling, general and administrative expenses to related party	¥ 13,354	$ 2,096	¥ 2,466	¥ 1,825